Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Northfield Bancorp, Inc. [Member]	Common Stock	Common Stock Northfield Bancorp, Inc. [Member]	Additional Paid-in Capital	Additional Paid-in Capital Northfield Bancorp, Inc. [Member]	Retained Earnings	Retained Earnings Northfield Bancorp, Inc. [Member]	Accumulated Other Comprehensive Income (loss) Net of tax	Accumulated Other Comprehensive Income (loss) Net of tax Northfield Bancorp, Inc. [Member]	Treasury Stock	Treasury Stock Northfield Bancorp, Inc. [Member]	Common Stock Held by the Employee Stock Ownership Plan	Stock Held by Rabbi Trust	Deferred Compensation Obligations	Unallocated Common Stock Held by the Employee Stock Ownership Plan Northfield Bancorp, Inc. [Member]
Beginning Balance at Dec. 31, 2022	$ 1,053,595	$ 701,390	$ 1,309	$ 648	$ 781,165	$ 590,249	$ 857,518	$ 418,353	$ (179,296)	$ (48,331)	$ (371,708)	$ (243,879)	$ (34,750)	$ (3,149)	$ 2,506	$ (15,650)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	36,086	37,669					36,086	37,669
Other comprehensive income	20,561	15,889							20,561	15,889
Issuance of common stock allocated to restricted stock award	10		3		7
Stock compensation expense	7,979	2,383			7,979	2,383
Purchase of treasury stock	(80,497)	(36,869)									(80,497)	(36,869)
Exercise of stock options	(24)	100			(24)	(7)						107
Restricted stock forfeitures					500						(500)
Repurchase shares for taxes	(623)										(623)
Excise tax on net stock repurchases	(800)										(800)
Employee Stock Ownership Plan shares committed to be released	4,095				1,823								2,272
Funding of deferred compensation obligations	(47)													194	(241)
Ending Balance at Dec. 31, 2023	$ 1,040,335	699,445	1,312	$ 648	791,450	590,973	893,604	433,227	(158,735)	(32,442)	(454,128)	(278,621)	(32,478)	(2,955)	2,265	(14,340)
Beginning Balance (in shares) at Dec. 31, 2022				47,442,488
Increase (Decrease) in Stockholders' Equity [Roll Forward]
ESOP shares allocated or committed to be released		1,982				672										1,310
Issuance of restricted stock (in shares)				185,367
Issuance of restricted stock						(2,670)						2,670
Forfeitures of restricted stock (in shares)	(29,806)			(23,887)
Forfeitures of restricted stock						346						(346)
Exercise of stock options, net (in shares)	44,117			7,600
Cash dividends declared		(22,795)						(22,795)
Purchase of employee restricted stock to fund statutory tax withholding (in shares)				(12,307)
Purchase of employee restricted stock to fund statutory tax withholding		(304)										(304)
Repurchase of treasury stock, including excise tax (in shares)	(4,242,693)			(3,074,332)
Ending Balance (in shares) at Dec. 31, 2023				44,524,929
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ (11,653)	29,945					(11,653)	29,945
Other comprehensive income	48,367	11,560							48,367	11,560
Issuance of common stock allocated to restricted stock award			2		(2)
Stock compensation expense	6,497	2,341			6,497	2,341
Purchase of treasury stock	(5,894)										(5,894)
Exercise of stock options	(99)				(99)
Restricted stock forfeitures					99						(99)
Repurchase shares for taxes	(817)	(18,445)									(817)	(18,445)
Excise tax on net stock repurchases	(42)										(42)
Employee Stock Ownership Plan shares committed to be released	3,808				1,537								2,271
Funding of deferred compensation obligations	(126)													(300)	174
Ending Balance at Dec. 31, 2024	$ 1,080,376	704,696	1,314	$ 648	799,482	591,336	881,951	440,760	(110,368)	(20,296)	(460,980)	(294,710)	(30,207)	(3,255)	2,439	(13,042)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of stranded income tax effects								(586)		586
ESOP shares allocated or committed to be released		$ 1,908				610										1,298
Issuance of restricted stock (in shares)				213,702
Issuance of restricted stock						(2,772)						2,772
Forfeitures of restricted stock (in shares)	(5,930)			(13,458)
Forfeitures of restricted stock						184						(184)
Exercise of stock options, net (in shares)	86,920	0
Cash dividends declared		$ (21,826)						(21,826)
Purchase of employee restricted stock to fund statutory tax withholding (in shares)				(19,503)
Purchase of employee restricted stock to fund statutory tax withholding		$ (232)										(232)
Repurchase of treasury stock, including excise tax (in shares)	(365,116)			(1,802,072)
Ending Balance (in shares) at Dec. 31, 2024	104,759,185	42,903,598		42,903,598
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 51,766	$ 796					51,766	796
Other comprehensive income	34,396	16,076							34,396	16,076
Issuance of common stock allocated to restricted stock award			2		(2)
Stock compensation expense	4,736	3,039			4,736	3,039
Purchase of treasury stock	(13,351)										(13,351)
Exercise of stock options	(1)				(1)
Restricted stock forfeitures					1,224						(1,224)
Repurchase shares for taxes	(441)	(15,127)									(441)	(15,127)
Excise tax on net stock repurchases	(137)										(137)
Employee Stock Ownership Plan shares committed to be released	3,414				1,142								2,272
Funding of deferred compensation obligations	(30)													(224)	194
Ending Balance at Dec. 31, 2025	$ 1,160,728	690,059	$ 1,316	$ 648	$ 806,581	592,473	$ 933,717	420,404	$ (75,972)	$ (4,220)	$ (476,133)	(307,518)	$ (27,935)	$ (3,479)	$ 2,633	(11,728)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
ESOP shares allocated or committed to be released		1,955				641										$ 1,314
Issuance of restricted stock (in shares)				238,186
Issuance of restricted stock						(2,775)						2,775
Forfeitures of restricted stock (in shares)	(83,287)			(18,493)
Forfeitures of restricted stock						$ 232						(232)
Exercise of stock options, net (in shares)	5,837
Cash dividends declared		(21,152)						$ (21,152)
Purchase of employee restricted stock to fund statutory tax withholding (in shares)				(19,177)
Purchase of employee restricted stock to fund statutory tax withholding		$ (224)										$ (224)
Repurchase of treasury stock, including excise tax (in shares)	(873,304)			(1,302,619)
Ending Balance (in shares) at Dec. 31, 2025	103,984,649	41,801,495		41,801,495